Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Cash and Cash Equivalents	As of December 31, 2022 and 2021, consolidated cash and cash equivalents consisted of:

	2022	2021
Cash and bank accounts	$297	367
Fixed-income securities and other cash equivalents	198	246

	$495	613